FINANCIAL INSTRUMENTS - Fair Value Measurements (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Financial assets and financial liabilities measured at fair value on a recurring basis:
Debt securities - noncurrent	$ 8	$ 8
Available-for-sale equity investments	7	192
Derivative assets	1,126	994
Potential reduction in net position of total derivative assets	116	139
Fair value assets, Level 2 to Level 1 transfer	0	0
Fair value assets, Level 1 to Level 2 transfer	0	0
Fair value liabilities, Level 2 to Level 1 transfer	0	0
Fair value liabilities, Level 1 to Level 2 transfer	0	0
Recurring
Financial assets and financial liabilities measured at fair value on a recurring basis:
Cash equivalents	4,832	4,943
Debt securities - current	699	506
Debt securities - noncurrent	8	8
Trading security investments		28
Available-for-sale equity investments	7	192
Derivative assets	1,126	994
Total Assets	6,672	6,671
Total Liabilities	206	186
Potential reduction in net position of total derivative assets	116	139
Potential reduction in net position of total derivative liabilities	116	139
Recurring | Prepaid expenses and other current assets
Financial assets and financial liabilities measured at fair value on a recurring basis:
Derivative assets	532	292
Recurring | Investments and sundry assets
Financial assets and financial liabilities measured at fair value on a recurring basis:
Derivative assets	594	702
Recurring | Other accrued expenses and liabilities
Financial assets and financial liabilities measured at fair value on a recurring basis:
Derivative liabilities	145	164
Recurring | Other liabilities
Financial assets and financial liabilities measured at fair value on a recurring basis:
Derivative liabilities	61	22
Recurring | Interest rate contracts
Financial assets and financial liabilities measured at fair value on a recurring basis:
Derivative assets	555	656
Derivative liabilities	8	3
Recurring | Foreign exchange contracts
Financial assets and financial liabilities measured at fair value on a recurring basis:
Derivative assets	560	332
Derivative liabilities	188	164
Recurring | Equity contracts
Financial assets and financial liabilities measured at fair value on a recurring basis:
Derivative assets	11	6
Derivative liabilities	10	19
Recurring | Time deposits and certificates of deposit
Financial assets and financial liabilities measured at fair value on a recurring basis:
Cash equivalents	3,629	2,856
Recurring | Money market funds
Financial assets and financial liabilities measured at fair value on a recurring basis:
Cash equivalents	1,204	2,069
Recurring | Other securities
Financial assets and financial liabilities measured at fair value on a recurring basis:
Cash equivalents		18
Recurring | Level 1
Financial assets and financial liabilities measured at fair value on a recurring basis:
Cash equivalents	1,204	2,069
Debt securities - noncurrent	1	1
Trading security investments		28
Available-for-sale equity investments	7	192
Total Assets	1,212	2,290
Recurring | Level 1 | Money market funds
Financial assets and financial liabilities measured at fair value on a recurring basis:
Cash equivalents	1,204	2,069
Recurring | Level 2
Financial assets and financial liabilities measured at fair value on a recurring basis:
Cash equivalents	3,629	2,874
Debt securities - current	699	506
Debt securities - noncurrent	6	6
Derivative assets	1,126	994
Total Assets	5,460	4,381
Total Liabilities	206	186
Recurring | Level 2 | Interest rate contracts
Financial assets and financial liabilities measured at fair value on a recurring basis:
Derivative assets	555	656
Derivative liabilities	8	3
Recurring | Level 2 | Foreign exchange contracts
Financial assets and financial liabilities measured at fair value on a recurring basis:
Derivative assets	560	332
Derivative liabilities	188	164
Recurring | Level 2 | Equity contracts
Financial assets and financial liabilities measured at fair value on a recurring basis:
Derivative assets	11	6
Derivative liabilities	10	19
Recurring | Level 2 | Time deposits and certificates of deposit
Financial assets and financial liabilities measured at fair value on a recurring basis:
Cash equivalents	$ 3,629	2,856
Recurring | Level 2 | Other securities
Financial assets and financial liabilities measured at fair value on a recurring basis:
Cash equivalents		$ 18